As filed with the Securities and Exchange Commission on April 23, 1999
                                                      Registration No. 333-09153
                                                              File No. 811-07737
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 ---------------

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7                     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8                            [X]

                               THE PURISIMA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             13100 SKYLINE BOULEVARD
                         WOODSIDE, CALIFORNIA 94062-4547
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (415) 851-7925

                                KENNETH L. FISHER
                            13100 Skyline Boulevard.
                         Woodside, California 94062-4547
                     (Name and Address of Agent for Service)

                                    Copy to:
                               David Hearth, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [ ]  On __(date)____, 1998, pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  On __(date)____, pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

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
                               THE PURISIMA FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This registration statement contains the following documents:

         Facing Sheet

         Contents of Registration Statement

         Cross-Reference sheets for The Purisima Funds

         PART A

         Supplement dated March 26, 1999 to Prospectus dated September 29, 1998

         Combined Prospectus for The Purisima Funds

                  The Purisima Total Return Fund
                  The Purisima Pure American Fund
                  The Purisima Pure Foreign Fund

         PART B

         INCORPORATED BY REFERENCE (FILED WITH POST EFFECTIVE AMENDMENT NO. 6 ON SEPTEMBER 29, 1998)
         Combined Statement of Additional Information for The Purisima Funds

                  The Purisima Total Return Fund
                  The Purisima Pure American Fund
                  The Purisima Pure Foreign Fund

         PART C
         Other Information
         Signature Page
         Exhibits

      As filed with the Securities and Exchange Commission on May 3, 1999
                                                      Registration No. 333-09153
                                                              File No. 811-07737
================================================================================










                                     Part A

     Supplement dated March 26, 1999 to Prospectus dated September 29, 1998

                               COMBINED PROSPECTUS

                               THE PURISIMA FUNDS

                         The Purisima Total Return Fund
                         The Purisima Pure American Fund
                         The Purisima Pure Foreign Fund












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
                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS

                                 PURISIMA FUNDS
     SUPPLEMENT DATED MARCH 26, 1999 TO PROSPECTUS DATED SEPTEMBER 29, 1998

The disclosure under the strategy section on page 1 and under "Investment Objective and Polices" on pages 5 and 6 for THE PURISIMA PURE AMERICAN FUND and THE PURISIMA PURE FOREIGN FUND in the Fund's prospectus dated September 29, 1998 is supplemented by the following:

THE PURE AMERICAN FUND

This Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

THE PURE FOREIGN FUND

This Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

                               THE PURISIMA FUNDS




                                   PROSPECTUS





















                                                              SEPTEMBER 29, 1998

                         THE PURISIMA TOTAL RETURN FUND
                         THE PURISIMA PURE AMERICAN FUND
                         THE PURISIMA PURE FOREIGN FUND

         The Purisima Funds (the "Trust") is a no-load, open-end management investment company consisting of three separate diversified portfolios (the "Funds"), each of which is a separate mutual fund.

*        THE PURISIMA TOTAL RETURN FUND (the "Total Return Fund")

         The investment objective of this Fund is to produce a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment adviser. When selecting securities, the Fund's investment adviser will be limited (except as discussed herein) only by its best judgment as to what will help achieve the Fund's investment objective.

*        THE PURISIMA PURE AMERICAN FUNd (the "American Fund")

         This Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the domestic component of the Total Return Fund.

*        THE PURISIMA PURE FOREIGN FUNd (the "Foreign Fund")

         This Fund seeks to provide investors with a high level of total return. The Fund limits its portfolio to those securities and assets in the foreign component of the Total Return Fund.

         Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds. Kenneth L. Fisher, founder, Chairman and Chief Executive Officer of Fisher Investments, Inc., manages the investment program of the Funds and is primarily responsible for the day-to-day management of the Funds' investment portfolios.

         This Prospectus sets forth concisely the information about the Funds that you should know before investing. You are advised to read this Prospectus carefully and keep it for future reference.

         A Statement of Additional Information, dated September 29, 1998, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information, which may be revised from time-to-time, contains further information about the Fund and is available, without charge, by writing to the Fund at P.O. Box 5354, Cincinnati, Ohio 45201-5354, or calling 1-800-841-2858.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         There can be no assurance that the investment objective of any Fund will be achieved.

                           The Purisima Funds
                           13100 Skyline Boulevard
                           Woodside, California 94062
                           September 29, 1998

                                TABLE OF CONTENTS

Expense Summary................................................................2
Shareholder Transaction Expenses...............................................2
Annual Operating Expenses......................................................2
Financial Highlights...........................................................3
Adviser Investment Returns.....................................................3
Prospectus Summary.............................................................4
Investment Objectives and Policies.............................................5
Portfolio Securities, Investment Techniques and Related Risks..................6
Principal Investment Limitations...............................................9
Management.....................................................................9
Service and Distribution Plan.................................................11
Pricing of Fund Shares........................................................11
How to Purchase Shares........................................................11
How to Exchange Shares........................................................13
How to Redeem Shares..........................................................14
Dividends and Distributions...................................................16
Shareholder Reports and Information...........................................16
Retirement Plans..............................................................17
Taxes    .....................................................................17
Capital Structure.............................................................17
Transfer and Dividend Disbursing Agent,
  Custodian and Independent Accountants.......................................18
Fund Performance..............................................................18

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

EXPENSE SUMMARY

         The following information is designed to assist you in understanding the expenses you will bear directly or indirectly as a shareholder of the Funds. Shareholder Transaction Expenses are charges that you pay when buying or selling shares of a Fund. Annual Operating Expenses are paid out of a Fund's assets and include fees for portfolio management, maintenance of shareholder accounts, general Fund administration, shareholder servicing, custody, accounting and other services. The Annual Operating Expenses are the expenses expected to be incurred by a Fund during the current fiscal year. Actual total operating expenses may be higher or lower than those indicated. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases                       None
Maximum Sales Load Imposed on Reinvested Dividends            None
Deferred Sales Load Imposed on Redemptions                    None
Redemption Fees*                                              None
Exchange Fees                                                 None

* A fee of $9.00 is charged for each wire redemption. Investment advisors, broker-dealers and other financial intermediaries may independently charge additional fees for shareholder transactions (purchases and redemptions) or for other services. Please see their materials for more information.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)

                                       TOTAL
                                    RETURN FUND    AMERICAN FUND    FOREIGN FUND
                                    -----------    -------------    ------------
Management  Fees                       1.00%          1.50%(1)        1.50%(1)
Rule 12b-1 expenses (2)                0.25%          None            None
Other expenses after expense
reimbursement                          0.25%          None            None
                                       ----           ----            ----
Total Fund operating expenses after
expense reimbursement (3)              1.50%          1.50%           1.50%
                                       ====           ====            ====

     (1) The Management Fee for the Pure American and Pure Foreign Funds compensates the Manager for advisory services and other ordinary operating expenses of the Funds, for which the Adviser is responsible. See "Management."

     (2) The maximum level of distribution expenses is 0.25% per annum of the Total Return Fund's average net assets. See "Service and Distribution Plan" for further details. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge.

     (3) Expenses for the Total Return Fund are based on actual expenses and expense limitations for the fiscal year ended August 31, 1998. Although not required to do so, the Adviser has voluntarily agreed to limit the annual operating expenses of the Total Return Fund to 1.50% (excluding interest, taxes, brokerage and extraordinary expenses). The expense limitation may be terminated or revised at any time. Absent the voluntary limitation for the Total Return Fund, "Other Expenses" would have been 1.46%, and "Total Fund Operating Expenses" would have been 2.71% for the period ended August 31, 1998.

          In subsequent years, overall operating expenses for the Total Return Fund may not fall below the applicable voluntary percentage limitation until the Adviser has been fully reimbursed for fees reduced or expenses paid by it under the Investment Advisory Agreement. The Fund will reimburse the Adviser in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

EXAMPLE
                                       TOTAL
                                    RETURN FUND    AMERICAN FUND    FOREIGN FUND
                                    -----------    -------------    ------------
                  One Year              $ 15           $ 15             $ 15
                  Three Years           $ 47           $ 47             $ 47
                  Five Years            $ 82             NA               NA
                  Ten Years             $178             NA               NA

         The example assumes that the annual operating expenses of each Fund is limited to the total shown. The example should not be considered a representation of past or future expenses. Actual Fund expenses for the Total Return Fund may be greater or less than those shown. The assumption of a 5% return, as used in the example above, is required by the Securities and Exchange Commission's regulations. The 5% assumption is applicable to all mutual funds and does not represent the projected or actual performance of any Fund.

FINANCIAL HIGHLIGHTS

         The financial information below for the year ended August 31, 1998 and for the period from October 28, 1996 (inception) to August 31, 1997 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report covering the period indicated below is incorporated by reference herein and appears in the annual report to shareholders. The table should be read in conjunction with the financial statements and related notes incorporated by reference in the Statement of Additional Information. Further information about the Fund's performance is contained in its annual report, which may be obtained without charge by writing or calling the address or telephone on the cover page.

For a share outstanding through the period:

                                                     YEAR         OCT. 28, 1996*
THE PURISIMA                                         ENDED             TO
TOTAL RETURN FUND                                AUG. 31, 1998    AUG. 31, 1997
-----------------                                -------------    -------------
Net Asset Value, Beginning of Period                $ 11.87           $10.00

Income from Investment Operations:
Net Investment Income                                  0.02             0.02

Net Realized and Unrealized
Gains on Investments                                   0.60             1.85

Total from Investment Operations                       0.62             1.87

Less Distributions:
Dividends From Net Investment Income                  (0.02)              --

Net Asset Value, End of Period                      $ 12.47           $11.87

Total Return                                           5.26%           18.70%+

Net Assets at End of Period ('000)                  $21,479           $4,236

Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement                           2.71%           20.97%#

After Expense Reimbursement                            1.50%            1.50%#

Ratio of Net Investment Income to Average
Net Assets (Net of Expense Reimbursement)              0.28%            0.56%#

Portfolio Turnover Rate                               15.89%            1.35%+

* Commencement of operations
+ Not annualized
# Annualized

ADVISER INVESTMENT RETURNS

         Set forth in the following table is certain performance data provided by the Adviser relating to the performance record of the Adviser for the domestic and foreign components of the Total Return Fund, each of which used the respective investment objective, policies and restrictions specified in this prospectus for the American Fund and the Foreign Fund. The Adviser separately managed the domestic and foreign components of the Total Return Fund. The accounts represented by each component were the only accounts managed by the Adviser with full regard for the policies and restrictions that apply to the American Fund and the Foreign Fund. The results presented are not intended to predict or suggest the return to be experienced by the American or Foreign Funds or the return an investor might achieve by investing in the American or Foreign Funds.

INVESTMENT RETURNS
                                                             AVG. ANNUAL RETURN
                                                               FROM INCEPTION
                                         12 MONTHS             (OCT. 28, 1996)
                                           ENDED                  THROUGH
                                      AUGUST 31, 1998          AUGUST 31, 1998
                                      ---------------          ---------------
Domestic component
of Total Return Fund                       15.65%                   43.34%

S&P 500                                     8.06%                   33.77%
--------------------------------------------------------------------------------
Foreign component
of Total Return Fund                       -6.84%                    7.21%

MSCI EAFE                                  -0.16%                    3.06%
--------------------------------------------------------------------------------

         Please read the following important notes concerning the performance information:

     1. The results account for both income and capital appreciation or depreciation (total return). Returns are net of all applicable fees and expenses (no fees or expenses apply to the indexes).

     2. Investors should note that the American and Foreign Funds will compute and disclose their average annual compounded rate of return using the standard formula set forth in Securities and Exchange Commission ("SEC") rules, which differs in certain respects from returns noted above. However, the Adviser does not believe that the differences are material. The SEC total return and calculation method calls for computation and disclosure of an average annual compounded rate of return for one-, five- and ten-year periods or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $1,000 to an ending redeemable value. The returns shown above are net of advisory fees in accordance with the SEC calculation formula, which requires that returns shown be net of advisory fees as well as all other applicable Fund operating expenses.

     3. All Fund level fees and expenses and cash for the Total Return Fund are apportioned pro rata according to relative net assets of the two components of the Total Return Fund.

     4. The Standard & Poor's 500 Stock Index ("S&P 500) is an unmanaged index composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets. The Morgan Stanley Capital International Europe,
          Australasia, Far East Index ("MSCI EAFE") is an unmanaged capitalization-weighted index that includes all major developed world stock markets except those in North America.

PROSPECTUS SUMMARY

         GENERAL. The Purisima Funds (the "Trust") is a Delaware business trust organized on June 27, 1996, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Purisima offers investors three no-load diversified mutual funds:
The Purisima Total Return Fund, The Purisima Pure American Fund and The Purisima Pure Foreign Fund. Each Fund has its own investment objective and policies. See "Investment Objectives and Policies" for a full discussion.

         THE INVESTMENT ADVISER. The Adviser, Fisher Investments, Inc., is a registered investment adviser organized as a California corporation in 1986. The adviser managed approximately $2 billion for corporations, pension plans, endowments, foundations, governmental agencies and individuals as of September 1998. Kenneth L. Fisher, the founder, Chairman and Chief Executive Officer of the Adviser controls the Adviser. The adviser manages the investment program for the Funds and is primarily responsible for the day-to-day management of the Funds' portfolio. See "Management."

         MANAGEMENT FEE. The Adviser receives a fee accrued daily and paid monthly at the annual rate of 1.00% of daily net assets for the Total Return Fund for advisory services, and 1.50% for the American Fund and the Foreign Fund for advisory services and other ordinary services and expenses of the Funds. See "Management."

         INVESTMENT RISKS. Like all investments, any investment in a Fund involves certain risks. The securities held by the Funds and the value of the Funds' shares will fluctuate with market and other economic conditions so that investors' shares, when redeemed, may be worth more or less than their original cost. The Total Return Fund and the Foreign Fund invest in securities of foreign companies and present higher risks than mutual funds investing only in U.S. companies. Investment in any one Fund, or in any combination of Funds, is not intended to constitute a balanced investment program. See "Investment Risks" for a further discussion of certain risks.

         MINIMUM PURCHASE. The minimum initial investment in a Fund is $25,000 (or $2,000 for IRAs).

         OFFERING PRICE. Shares are offered at their net asset value without a sales charge and may be redeemed at their net asset value on any business day. See "How to Purchase Shares" and "How to Redeem Shares."

         DIVIDEND AND DISTRIBUTIONS. Each Fund expects to declare dividends from net investment income--if any--annually and distribute substantially all net realized capital gains--if any--at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently. You may elect to reinvest all income dividends and capital gains distributions in shares of the Fund or in cash as designated on the Purchase Application. If you do not specify an election, dividends and capital gains distributions (net of any required tax withholding) are automatically reinvested in additional shares at the net asset value in effect on the business day after the dividend record date.

         You  may  change  your   election  at  any  time  by  sending   written
notification to the Funds.

INVESTMENT OBJECTIVES AND POLICIES

         GENERAL. The following descriptions are designed to help you choose the Fund that best fits your investment needs. You may want to pursue more than one objective by investing in more than one Fund. There can be no assurance that any objective will be met. In addition, each Fund may use certain types of investments and investment techniques that are described under the caption "Portfolio Securities, Investment Techniques and Related Risks." For a discussion of certain risks associated with an investment in the Funds, including the use of derivatives, see "Investment Risks."

         THE PURISIMA TOTAL RETURN FUND

         The investment objective of the TOTAL RETURN FUND is to seek a high level of total return. The Fund invests in a portfolio allocated between domestic and foreign common stocks, corporate and governmental debt securities, short-term money market instruments and other equity type securities.

         The relative percentages of assets invested in equity, fixed income and money market securities are not fixed and will vary depending on the Adviser's assessment of economic and market conditions. At times, when the investment climate is viewed as favorable, common stocks and other equity-type securities may be emphasized (up to 100% of the Fund's total assets). Conversely, when the Adviser believes that, in light of economic and market conditions, a more defensive position would be appropriate and that the Fund's objective may be more readily attained by investing in fixed income securities and money market investments, these investments will be emphasized (up to 100% of the Fund's total assets). Likewise, the relative percentages of Fund assets invested in U.S. and foreign securities is not fixed, and from time to time the Fund may invest up to 100% of its total assets in U.S. securities, or up to 100% of its total assets (directly and indirectly through depository receipts) in foreign securities.

         In the same manner, and except as discussed below, the Fund may invest in portfolio securities without regard to objective investment criteria such as company size (market capitalization), earnings history, valuation or other factors. At times, the Fund may emphasize securities of small, mid- or large capitalization companies. In addition, at times the Fund may emphasize securities of companies which it believes are undervalued relative to earnings, book value or other factors or companies which it expects to have above-average earnings growth prospects. When selecting securities, the Adviser will, except as otherwise described below, be limited only by its best judgment as to what will help achieve the Fund's investment objective.

         In seeking to achieve the Fund's investment objective, the Adviser divides investment opportunities into a number of categories and allocates the Fund's investments among those categories that it believes may provide the most attractive investment opportunities. The domestic and foreign equity categories are two important categories. Within the foreign equity category, country selection is a high priority, and the Adviser generally approaches country selection on a contrarian basis by avoiding those countries that the Adviser considers to be too popular or "over bought" by investors. Within the domestic equity category, the Adviser evaluates various criteria such as large-capitalization stocks versus small-capitalization stocks, and growth stocks versus value stocks, in an effort to determine which areas may provide the most attractive investment opportunities at that time. From time-to-time, the Fund's portfolio may emphasize heavily either domestic or foreign equities. During other periods, if the Adviser anticipates the potential for poor prospects generally in the U.S. or foreign equity sectors, the Adviser may adopt a more defensive strategy by investing substantially in fixed income securities and money market instruments, or may seek to hedge its portfolio through the use of index put options and other derivative hedging techniques. See "Additional Investment Information" in the Statement of Additional Information.

         THE PURISIMA PURE AMERICAN FUND

         The investment objective of the AMERICAN FUND is to seek a high level of total return. The Fund's holdings are limited to the same domestic portfolio assets held by the Total Return Fund. The Fund invests in a portfolio that may be composed of common stocks and other equity-type securities, corporate and government debt securities and short-term money market instruments. Like the Total Return Fund, the relative percentages of assets invested in equity, fixed-income and money market securities are not fixed and will vary depending on the Adviser's assessment of domestic economic and market conditions. The Fund tends to favor large capitalization stocks; however, the Adviser is free to emphasize small capitalization stocks. The Adviser is limited only by its best judgment as to what will help achieve the Fund's investment objective. See "Portfolio Securities, Investment Techniques and Related Risks" for the investment instruments this Fund may acquire.

         THE PURISIMA PURE FOREIGN FUND

         The investment objective of the FOREIGN FUND is to seek a high level of total return. The Fund's holdings are limited to the same foreign portfolio assets held by the Total Return Fund. The Fund invests in a portfolio that may be composed of common stocks and other equity-type securities, corporate and government debt securities, and short-term money market instruments. The relative percentages of assets invested in equity, fixed-income and money market securities are not fixed and will vary depending on the Adviser's assessment of global economic and market conditions. The Adviser generally approaches country selection on a contrarian basis by avoiding those countries that the Adviser considers to be too popular or "overbought" by investors. The Adviser is limited only by its best judgment as to what will help achieve the Fund's investment objective. For temporary or defensive purposes this Fund may invest substantially all of its assets in domestic short-term fixed income securities and instruments. See "Portfolio Securities, Investment Techniques and Related Risks" for the investment instruments this Fund may acquire.

PORTFOLIO SECURITIES, INVESTMENT TECHNIQUES AND RELATED RISKS

         The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

         EQUITY SECURITIES. The Funds may invest in equity securities, including common stock, preferred stock, convertible securities, warrants, rights and depository receipts. To the extent that a Fund's portfolio is primarily invested in common stocks and other equity-type securities, that Fund's net asset value may be subject to greater fluctuation than a portfolio primarily invested in fixed income securities.

         Each Fund will limit its investments in warrants and rights to no more than 5% of its net assets, valued at the lower of cost or market. Warrants and rights entitle the holder to buy equity securities during a specific period of time. A Fund will make such investments only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Warrants and rights acquired by a Fund in units or attached to securities are not subject to these restrictions.

         FIXED INCOME SECURITIES. Each Fund, as appropriate, may invest in fixed income securities issued by domestic or foreign corporations or other entities, or by U.S. or foreign governments or their agencies or instrumentalities. The Foreign Fund will invest in U.S. government or domestic fixed income securities only for temporary or defensive purposes. No Fund is limited as to the maturity of its fixed income investments. Corporate and foreign governmental debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). The market value of all debt obligations is affected by changes in prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If prevailing interest rates decline, the market value of debt obligations generally increases. If prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.

         In order to reduce the risk of non-payment of principal or interest on these securities, fixed income securities purchased by the Funds will be limited to investment grade fixed income securities. Investment grade securities are those securities which, at the time of purchase, are rated within the four highest rating categories by Moody's Investors Service, Inc. ("Moody's") (Baa or higher), Standard & Poor's Corporation ("S&P") (BBB or higher), or other nationally recognized securities rating organizations, or securities which are unrated but deemed by the Adviser to be comparable in quality to instruments that are so rated. Obligations rated in the lowest of the top four ratings, though considered investment grade, are considered to have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher rated securities. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, but such an event will not require the Fund to dispose of the security. See the Statement of Additional Information for a description of applicable debt ratings.

         Fixed income securities in which the Funds may invest include obligations issued by the U.S. government or by any agency, instrumentality or sponsored enterprise thereof supported by the full faith and credit of the U.S. government, the authority of the issuer to borrow from the U.S. Treasury, or the discretionary authority of the U.S. government to purchase the obligations of the agency,

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instrumentality or enterprise;  obligations fully guaranteed as to principal and interest by an agency, instrumentality or sponsored enterprise of the U.S. government; and obligations of U.S. government agencies, instrumentalities or sponsored enterprises which are not guaranteed. The Funds may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A Fund will not invest in mortgage- and asset-backed securities if after the purchase more than 5% of the Fund's net assets would be invested in these securities.

         MONEY MARKET INSTRUMENTS. During times when the Adviser believes that adverse economic or market conditions justify such actions, the Funds may invest temporarily up to 100% of their total assets in short-term, high-quality money market instruments. The Funds may also invest in such instruments pending investment in other types of securities, to meet anticipated redemption requests, and/or to retain the flexibility to respond promptly to changes in market and economic conditions. It is impossible to predict when or for how long the Adviser may employ these strategies.

         Money market instruments are short-term, high-quality debt securities (rated in the top two categories by S&P, Moody's or other nationally recognized securities rating organizations) denominated in U.S. dollars or other freely convertible currency, including short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, U.S. finance company obligations, corporate commercial paper, obligations of banks and repurchase agreements. The Funds' repurchase agreements will be fully collateralized. However, if the seller of the securities fails to pay the agreed-upon repurchase price on the delivery date, a Fund's risks may include the costs of disposing of the collateral and losses that might result from any delays in foreclosing on the collateral. There is no limit on the amount of a Fund's net assets that may be subject to repurchase agreements maturing in seven days or less.

         The Funds' investments in money market instruments may also include securities issued by other investment companies that invest in high quality, short-term debt securities (I.E., money market instruments). In addition to the advisory fees and other expenses the Funds bear directly in connection with its own operations, as a shareholder of another investment company, the Funds would bear their pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Funds' shareholders.

         SMALLER CAPITALIZATION COMPANIES. The Funds may invest a substantial portion of their assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small- and medium-sized companies as well as start-up companies can provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. The spreads between the bid and asked prices of the securities of these companies in the U.S. over-the-counter and other markets typically are larger than the spreads for more actively traded securities. As a result, a Fund could incur a loss if it determined to sell such a security shortly after its acquisition. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

         Investors should be aware that, based on the foregoing factors, to the extent a Fund invests a significant portion of its assets in the securities of smaller companies, an investment in the Fund may be subject to greater price fluctuations than if it invested primarily in larger, more established companies.

         FOREIGN SECURITIES. The Total Return Fund and Foreign Fund may invest without limitation in securities of foreign issuers through sponsored and unsponsored Depositary Receipts ("DRs"), E.G., American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Continental Depositary Receipts ("CDRs"), or other forms of DRs, and may invest up to 5% (25% for the Foreign Fund) of their net assets at the time of purchase directly in the securities of foreign issuers. DRs are receipts typically issued in connection with a United States or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Unsponsored DRs differ from sponsored DRs in that the establishment of unsponsored DRs is not approved by the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current or reliable as the information for sponsored DRs, and the price of unsponsored DRs may be more volatile.

         Investments in foreign securities involve special risks, costs and opportunities which are in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments, and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Securities of some foreign companies are less liquid, more volatile and more difficult to value than securities of comparable U.S. companies. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Currency fluctuations will affect the net asset value of the Funds irrespective of the performance of the underlying investments in foreign issuers.

         Fixed-income securities that may be purchased by the Funds include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.

         The Funds may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Adviser believes that the ability of the Funds to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

         Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. See "Taxes" in the Statement of Additional Information. Because of these and other factors, the value of securities of foreign companies acquired by the Funds may be subject to greater fluctuation than the value of securities of domestic companies.

         ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors under Rule 144A under the Securities Act of 1933 (the "1933 Act") and Section 4(2) commercial paper may be determined to be liquid under guidelines adopted by the Trust's Board of Trustees.

         WHEN-ISSUED SECURITIES. The Funds may invest without limitation in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when a Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation.

         The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher, or the market price lower, than that obtained at the time of commitment. Although a Fund may be able to sell these securities prior to the delivery date, it will purchase when-issued securities for the purpose of actually acquiring the securities, unless, after entering into the commitment, a sale appears desirable for investment reasons. When required by SEC guidelines, the Fund will designate permissible liquid assets to secure its outstanding commitments for when-issued securities.

         HEDGING STRATEGIES. The Funds may use various options transactions for the purpose of hedging or earning additional income, which may be deemed speculative. There can be no assurance that such efforts will succeed. A Fund may write (I.E. sell) call and put options, and buy put or call options. These options may relate to particular securities or stock or bond indexes, may or may not be listed on a securities exchange, and may or may not be issued by the Options Clearing Corporation. These options are considered derivative instruments because they derive their value from the performance of underlying assets, interest rates or indices. No Fund will purchase put and call options where the aggregate premiums on its outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members

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
if they default. It is contemplated the Funds' use of options will primarily be limited to options on stock indexes. These options are based on indexes of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the Standard & Poor's 500 Composite Index. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges. The value of an index option depends primarily on movements in the value of the index rather than in the price of a single security. The primary risks associated with the use of options are: (a) the imperfect correlation between the change in market value of the instruments held by a Fund and the price of the option; (b) the possible inability to control losses by closing its position where a liquid secondary market does not exist; (c) losses caused by unanticipated market movements; and (d) the Adviser's ability to predict correctly the direction of securities prices or the stock market generally, and economic factors. For further discussion of risks involved with the use of options, see "Additional Investment Information - Hedging Strategies" in the Statement of Additional Information.

         PORTFOLIO TURNOVER. In order to achieve a Fund's investment objective, the Adviser will generally purchase and sell securities without regard to the length of time the security has been held. The Adviser intends to purchase a given security whenever it believes it will contribute to the stated objective of the Fund, even if the same security has only recently been sold. A Fund may sell a given security, regardless of how long it has been held in the portfolio, and whether the sale is at a gain or loss, if the Adviser believes that it is appropriate to do so. High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The annual portfolio turnover for each Fund is currently expected to be less than 100%; however, the Funds do not consider each portfolio turnover rate as a limiting factor.

PRINCIPAL INVESTMENT LIMITATIONS

         Each Fund has adopted certain fundamental investment restrictions that may be changed only with the approval by a majority of its outstanding shares. A list of the Funds' restrictions, both fundamental and nonfundamental, is contained in the Statement of Additional Information. In order to provide a degree of flexibility, each Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the trustees without shareholder approval. Any change in a Fund's investment objective may result in the Fund's having investment objectives different from the objective which the shareholder considered appropriate at the time of investment in the Fund. However, no Fund will change its investment objective without written notice to shareholders sent at least 30 days in advance of any such change.

MANAGEMENT

         As a Delaware business trust, the business affairs of the Trust are managed by its Board of Trustees. The trustees establish the Funds' policies and supervise and review the Trust's management. The Trust, on behalf of the Total Return Fund, has entered into an investment management agreement with the Adviser (the "Investment Management Agreement"), pursuant to which the Adviser furnishes continuous investment advisory services to this Fund. The Trust, on behalf of the Pure American and Pure Foreign Funds, has entered into a
Comprehensive Management Agreement with the Adviser (the "Comprehensive Management Agreement"), pursuant to which the Adviser furnishes advisory services and other ordinary services and expenses to the Funds for a single fee. The day-to-day operations of the Funds are administered by the officers of the Trust and by the Adviser pursuant to the terms of the Investment Management Agreement and Comprehensive Management Agreement.

         INVESTMENT ADVISER. Fisher Investments, Inc., 13100 Skyline Boulevard, Woodside, California, 94062-4547, is the Fund's investment adviser. The Adviser supervises and manages the investment portfolio of the Funds and, subject to such policies as the trustees may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. As of September 1998 the Adviser managed approximately $2 billion for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Kenneth L. Fisher, the founder, Chairman and Chief Executive Officer of the Adviser, controls the Adviser.

         Mr. Fisher serves as the Funds' portfolio manager and as such is primarily responsible for the day-to-day management of the Funds' portfolio. He has served as portfolio manager of the Total Return Fund since its commencement of operations in October 1996. Mr. Fisher has over 20 years of investment management experience. Mr. Fisher began Fisher Investments as a sole proprietorship in 1978 and incorporated the company under the name Fisher Investments, Inc. in 1986.

         THE TOTAL RETURN FUND. Under the Investment Management Agreement, the Adviser, at its own expense and without reimbursement from the Total Return Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Funds and maintaining their organization, and pays the salaries and fees of all officers and trustees of the Trust (except the fees paid to those trustees who are not interested persons

                                                                          Page 9
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of the Trust or the Adviser). For the foregoing,  the Adviser receives a monthly fee of 1/12 of 1.00% of the average daily net assets of the Total Return Fund. The Adviser may voluntarily reduce all or a portion of its advisory fee and/or absorb operating expenses that the Funds are obligated to pay from time-to-time. See "Expense Summary." The Investment Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and any payments by the Adviser of operating expenses that the Funds are obligated to pay within the three-year period following such reduction or payment, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. See "Additional Trust Information - Investment Adviser" in the Statement of Additional Information for a further discussion.

         THE PURE AMERICAN AND PURE FOREIGN FUNDS. Under the Comprehensive Management Agreement, the Adviser, at its own expense and without reimbursement from the Pure American and Pure Foreign Funds, provides advisory and other ordinary services and expenses, including administration, transfer agency, custody and auditing services. These Funds separately pay brokerage commission, dealer mark-ups, taxes, interest and extraordinary items. For providing these services and expenses, the Pure American Fund and Pure Foreign Fund each pay the Adviser a monthly fee of 1/12 of 1.50% of its average daily net assets. Because this comprehensive fee is intended to cover all ordinary services and expenses, no separate expense limitation has been adopted like with the Total Return Fund.

         This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own resources all operating expenses of these Funds that exceed an annual rate of 1.50%. Newer and smaller mutual funds usually exceed that expense level by a significant amount. However, as these Funds grow and become more economical to operate, the comprehensive fee arrangement has the potential to generate greater profit for the Adviser than the arrangement for the Total Return Fund where fees and expenses are separated.

         The rates of the advisory fees are higher than those paid by most mutual funds. The factors the Adviser considers in determining which brokers or dealers to use for the Funds' portfolio transactions are described in the Statement of Additional Information. Provided the Funds receive prompt execution at competitive prices, the Adviser may consider the sale of the Fund's shares as a factor in selecting broker-dealers.

         ADMINISTRATION. Pursuant to an Administration Agreement (the "Administration Agreement"), Investment Company Administration Corporation, (the "Administrator" or "ICAC"), 2020 East Financial Way, Suite 100, Glendora, California, 91741, acts as administrator for the Funds. The Administrator supervises the overall administration of the Funds including, among other responsibilities, the preparation and filing of documents required for compliance by the Trust with applicable laws and regulations, arranging for the maintenance of books and records of the trust and supervision of other organizations that provide service to the Trust. For its administrative services to the Total Return Fund, the Administrator receives from that Fund a fee, computed daily and payable monthly, based on the Fund's aggregate average net assets at the annual rate of 0.10% of first $200 million of average net assets, 0.05% of next $300 million average net assets, and 0.03% thereafter, subject to an annual minimum of $40,000 per Fund, plus reimbursement of out-of-pocket expenses. The Adviser pays the Administrator's fees out of the comprehensive management fee and the Advisor's own resources for the Pure American Fund and Pure Foreign Fund.

         DISTRIBUTION. First Fund Distributors, Inc. ("First Fund") acts as distributor for the Funds pursuant to a Distribution Agreement between First Fund and the Trust on behalf of the Funds (the "Distribution Agreement"). Shares also may be sold by authorized dealers who have entered into dealer agreements with First Fund or the Trust. First Fund is an affiliate of the administrator. First Fund receives no fee for its distribution services. See "Service and Distribution Plan."

         EXPENSES. In addition to the fees payable under the Investment Management Agreement and the Administration Agreement, the Total Return Fund pays all of its own other expenses, including without limitation: the cost of preparing and printing its registration statement required under the 1933 Act and the 1940 Act and any amendments thereto; the expense of registering shares with the SEC and filing required notifications in the various states; the printing and distribution costs of prospectuses mailed to existing shareholders, reports to shareholders, reports to government authorities and proxy statements; fees paid to trustees who are not interested persons of the Trust or Adviser; interest charges; taxes; legal expenses; association membership dues; auditing services; insurance premiums; brokerage commissions and expenses in connection with portfolio transactions; fees and expenses of the custodian of the Funds' assets; printing and mailing expenses and charges and expenses of dividend disbursing agents, administration and accounting services agents, pricing services, custodians, registrars and stock transfer agents; and payments pursuant to the Service and Distribution Plan. See "Service and Distribution Plan."

         The Adviser pays these expenses for the Pure American and Pure Foreign Funds out of its own resources. These Funds, however, remain separately responsible for brokerage commissions, dealer mark-ups, taxes, interest and extraordinary items approved by a majority of the disinterested Trustees.

                                                                         Page 10
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SERVICE AND DISTRIBUTION PLAN (Total Return Fund only)

         The Total Return Fund has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets.

         Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the trustees. Such activities include: advertising; compensation of the Adviser (as distribution coordinator) and distributor, compensation for sales and sales marketing activities of others, such as the Adviser, dealers, distributors or financial institutions; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. The Adviser may also finance certain distribution activities out of the Adviser's own resources. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred. It is possible that in the future payments to the Adviser under the Plan will exceed actual distribution expenses incurred by the Adviser, resulting in a profit for the Adviser.

PRICING OF FUND SHARES

         The price you pay when buying a Fund's shares, and the price you receive when selling (redeeming) a Fund's shares, is the net asset value of the shares next determined after receipt and acceptance of a purchase or redemption request in proper form. No front end sales charge or commission of any kind is added by a Fund upon a purchase and no charge is deducted upon a redemption. The Funds currently charge a $9 fee for each redemption made by wire. See "How to Redeem Shares."

         The per share net asset value of each Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading. This determination is applicable to all transactions in shares of a Fund prior to that time and after the previous time as of which the Fund's net asset value was determined. Accordingly, investments accepted or redemption requests received in proper form prior to the close of regular trading on a day the Exchange is open for trading will be valued as of the close of trading that day, and investments accepted or redemption requests received in proper form after that time will be valued as of the close of the next trading day.

         Investments are considered received only when an investor's check, wired funds or electronically transferred funds are received by a Fund or its agent or subagent. Investments by telephone pursuant to an investor's prior authorization to the Fund to draw on his or her bank account are considered received when the proceeds from the bank account are received by the Fund, which generally takes two to three banking days.

         Securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser pursuant to guidelines established by the trustees.

                             HOW TO PURCHASE SHARES

         The Funds are no-load mutual funds, so you may purchase, redeem or exchange shares directly at net asset value without paying a sales charge. Because each Fund's net asset value changes daily, your purchase price will be the next net asset value determined after the Fund, or its agent or subagent, receives and accepts your purchase order. See "Pricing of Fund Shares."

                                                   INITIAL          ADDITIONAL
                                                   MINIMUM           MINIMUM
         TYPE OF ACCOUNT                          INVESTMENT        INVESTMENT
         ---------------                          ----------        ----------
         Regular                                   $25,000           $ 1,000
         Automatic Investment Plan                 $25,000           $   100
         Gift to Minors                            $25,000           $ 1,000
         Individual Retirement
         Account ("IRA")                           $ 2,000           $   100

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
         Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Funds will not accept your account if you are investing for another person as attorney-in-fact. The Funds also will not accept accounts with a "Power of Attorney" in the registration section of the Purchase Application.

         HOW TO OPEN YOUR ACCOUNT BY MAIL. Please complete the Purchase Application which accompanies this Prospectus. You may duplicate any application or you can obtain additional copies of the Purchase Application and a copy of the IRA Purchase Application from the Funds by calling 1-800-841-2858. (Please complete an IRA Application to establish an IRA.)

Your completed Purchase Application should be mailed directly to:

         The Purisima Funds
         P.O. Box 5354
         Cincinnati, Ohio 45201-5354

To purchase shares by overnight or express mail, please use the following street address:

         The Purisima Funds
         312 Walnut Street, 21st Floor
         Cincinnati, Ohio 45202

         All applications must be accompanied by payment in the form of a check made payable to "The Purisima Funds." All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, credit cards or third party checks will be accepted. When a purchase is made by check and a redemption or exchange is made shortly thereafter, the Funds will delay the mailing of a redemption check for a 15 day holding period. If you contemplate needing access to your investment shortly after purchase, you should purchase the shares by wire as discussed below.

         HOW TO OPEN YOUR ACCOUNT BY WIRE. To avoid redemption delays, you may make purchases by direct wire transfers. To ensure proper credit to your account, please call the Funds at 1-800-841-2858 for instructions prior to wiring funds. Funds should be wired through the Federal Reserve System as follows:

         Star Bank, n.a.
         A.B.A. Number 042000013
         For credit to The Purisima Funds
         Account Number 4864-84413
         For further credit to:
         (The Purisima __________ Fund)
         (investor account number)
         (name or account registration)

         You must promptly complete a Purchase Application and mail it to the Funds at the following address: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. Payment of redemption proceeds may be delayed and taxes may be withheld until the Funds receive a properly completed and executed Purchase Application. If you wish to send it via overnight delivery, you may send it to:
The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202. The Funds reserve the right to refuse a telephone transaction if it believes it advisable to do so.

         IF YOU HAVE ANY QUESTIONS, PLEASE CALL THE FUNDS AT 1-800-841-2858.

         HOW TO ADD TO YOUR ACCOUNT BY MAIL. You may make additional investments by mail or by wire in the minimums listed above. When adding to an account by mail, you should send the Funds your check, together with the additional investment form from a recent statement. If this form is unavailable, you should send a signed note giving the full name of the account and the account number. See "Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer.

         HOW TO ADD TO YOUR ACCOUNT BY ELECTRONIC FUNDS TRANSFER. You may also make additional investments by telephone if you have previously selected this service. By selecting this service, you authorize a Fund to draw on your preauthorized bank account as shown on the records of the Fund and receive the proceeds by electronic funds transfer. Electronic funds transfers may be made commencing ten business days after receipt by the Fund of your request to adopt this service. This time period allows the Fund to verify your bank information. Investments made by telephone in any one account must be in an amount of at least $5,000. Investments made by electronic funds transfer will be effective at the net asset value next computed after receipt by the Fund of the proceeds from your bank account. See "Additional Purchase Information" for more information regarding purchases made by check or electronic funds transfer. This service may be selected by completing the appropriate section on the Purchase Application. Changes to bank information must be made in writing and signed by all registered holders of the account with all signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the National Association of Securities Dealers, Inc. ("NASD") or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. See "Pricing of Fund Shares."

         HOW TO ADD TO YOUR ACCOUNT BY WIRE. For additional investments made by wire transfer, you should use the wiring instructions listed above. Be sure to include your account number. WIRED FUNDS ARE CONSIDERED RECEIVED IN GOOD ORDER ON THE DAY THEY ARE DEPOSITED IN A FUND'S ACCOUNT IF THEY REACH THE FUND'S BANK ACCOUNT BY THE FUND'S CUT-OFF TIME FOR PURCHASES AND ALL REQUIRED INFORMATION IS PROVIDED IN THE WIRE INSTRUCTIONS. THE WIRE INSTRUCTIONS WILL DETERMINE THE TERMS OF THE PURCHASE TRANSACTION.

         AUTOMATIC INVESTMENT PLAN. You may make purchases of shares of a Fund automatically on a regular, monthly basis ($100 minimum per transaction). You must meet the Automatic Investment Plan's (the "Plan's") minimum initial investment of $25,000 before the Plan may be established. Under the Plan, your designated bank or other financial institution debits a preauthorized amount on your account each month and applies the amount to the purchase of Fund shares. The Funds require ten business days after the receipt of your request to initiate the Plan to verify your account information. Generally, the Plan will begin on the next transaction date scheduled by the Funds for the Plan following this ten business day period. The Plan can be implemented with any financial institution that is a member of the Automated Clearing House. No service fee is currently charged by the Funds for participation in the Plan. You will receive a statement on a QUARTERLY basis showing the purchases made under the Plan. A $25 fee will be imposed by the Funds if sufficient funds are not available in your account or your account has been closed at the time of the automatic transaction and your purchase will be canceled. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT.

         When a purchase is made pursuant to the Plan and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. To establish the Plan after an account is opened, an application may be obtained from the Funds by calling 1-800-841-2858. In the event you discontinue participation in the Plan, the Funds reserve the right to redeem your Fund account involuntarily, upon 60 days' written notice, if the account's net asset value is $10,000 or less. Redeeming all funds from your account will discontinue your Plan privileges unless otherwise specified.

         PURCHASING SHARES THROUGH OTHER INSTITUTIONS. If you purchase shares through a program of services offered or administered by a broker-dealer, financial institution, or other service provider, you should read the program materials, including information relating to fees, in addition to the Funds' Prospectus. Certain services of the Funds may not be available or may be modified in connection with the program of services provided, and the broker-dealer or financial institution may charge a transaction based fee, commission or other fee on purchases of Fund shares. The Funds may accept requests to purchase additional shares into a broker-dealer street name account only from the broker-dealer. Banks and other financial service providers may be subject to various state laws regarding the services described above, and may be required to register as dealers pursuant to state law.

         Certain broker-dealers, financial institutions, or other service providers that have entered into an agreement with the Trust may enter purchase orders on behalf of their customers by phone, with payment to follow within several days as specified in the agreement. The Funds may effect such purchase orders at the net asset value next determined after receipt of the telephone purchase order. It is the responsibility of the broker-dealer, financial institution, or other service provider to place the order with the Funds on a timely basis. If payment is not received within the time specified in the agreement, the broker-dealer, financial institution, or other service provider could be held liable for any resulting fees or losses.

         ADDITIONAL PURCHASE INFORMATION. The Funds will charge a $25 service fee against your account for any check, wire or electronic funds transfer that is returned unpaid and your purchase will be canceled. YOU WILL ALSO BE RESPONSIBLE FOR ANY LOSSES SUFFERED BY THE FUNDS AS A RESULT. In order to relieve you of responsibility for the safekeeping and delivery of stock certificates, the Funds do not issue certificates.

         When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

HOW TO EXCHANGE SHARES

         Shareholders may exchange ($500 minimum per transaction) all or a portion of their shares in a Fund for shares in the Countrywide Money Market Fund (the "Money Market Fund"). The Money Market Fund is not affiliated with the Trust. You must obtain a copy of the Money Market Fund prospectus from the Funds by calling 1-800-841-2858, and you are advised to read it carefully, before authorizing any investment in shares of the Money Market Fund. See "Additional Exchange Information" regarding telephone exchanges.

         The value to be exchanged and the price of the shares being purchased will be the net asset value next determined by the Funds after receipt and acceptance of proper instructions for the exchange by the Funds or their agent or subagent. If you desire to use the exchange privilege, you should contact the Funds at 1-800-841-2858 for further information about the procedures and effective times for exchanges. Generally, exchange requests received in proper order and accepted by the Funds by 3:00 p.m. (Central Time) on a day during which the Funds' net asset values are determined will be effective that day for both a Fund being purchased and the Fund being redeemed. Please note that when exchanging from the Fund to the Money Market Fund, you will begin accruing income from the Money Market Fund on the day following the exchange. When exchanging less than all the balance from the Money Market Fund to the Fund your exchange proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income will automatically be exchanged into the Fund when the income is collected from the Money Market Fund, typically after the end of each month. An exchange to and from the Money Market Fund is treated the same as an ordinary sale and purchase for federal income tax purposes and you generally will realize a capital gain or loss when exchanging shares to the Money Market Fund.

         See "Additional Exchange Information" regarding purchases made by check or electronic funds transfer. If you intend to exchange shares soon after their purchase, you should purchase the shares by wire or contact the Funds at 1-800-841-2858 for further information.

         Because of the risks associated with common stock investments, each Fund is intended to be a long-term investment vehicle and not designed to provide  investors  with a means  of  speculating  on  short-term  stock  market movements. In addition, because excessive trading can hurt the Funds' performance and Fund shareholders, the Funds reserve the right to temporarily or permanently terminate, with or without advance notice, the exchange privilege of any investor who makes excessive use of the exchange privilege (E.G., more than four exchanges per calendar year). Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges with a "market timer" strategy may be disruptive to the Fund. Contact the Funds for additional information concerning the exchange privilege.

         AUTOMATIC EXCHANGE PLAN. You may make automatic monthly exchanges from the Money Market Fund to a Fund account ($100 minimum per transaction). An exchange from one Fund to another is treated the same as an ordinary sale and purchase for federal income tax purposes and generally, you will realize a capital gain or loss. You must meet the Fund's minimum initial investment requirements before this Plan is established. You may adopt the Plan at the time an account is opened by completing the appropriate section of the Purchase Application. You may obtain an application to establish the Automatic Exchange Plan after an account is open by calling the Funds at 1-800-841-2858.

         ADDITIONAL EXCHANGE INFORMATION. When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         Signature guarantees must be signed by an authorized signatory of the bank, trust company, or member firm and "Signature Guaranteed" must appear with the signature.

HOW TO REDEEM SHARES

         You may redeem shares of a Fund at any time. The price at which the shares will be redeemed is the net asset value per share next determined after proper redemption instructions are received by the Fund or its agent or subagent. See "Pricing of Fund Shares." There are no charges for the redemption of shares except that a fee of $9 is charged by the Funds for each wire redemption. Depending upon the redemption price you receive, you may realize a capital gain or loss for federal income tax purposes.

         HOW TO REDEEM BY MAIL. To redeem shares by mail, simply send an unconditional written request to the Funds specifying the number of shares or dollar amount to be redeemed, the name of the Fund, the name(s) on the account registration and the account number. A request for redemption must be signed exactly as the shares are registered. If the amount requested is greater than $25,000, or the proceeds are to be sent to a person other than the recordholder or to a location other than the address of record, each signature must be guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR. Guarantees must be signed by an authorized signatory of the bank, trust company, or member firm and "Signature Guaranteed" must appear with the signature. See "Additional Redemption Information" for instructions on redeeming shares in corporate accounts. Additional documentation is required for the redemption of shares held by persons acting pursuant to a Power of Attorney. In case of any questions, contact the Funds in advance.

         The Funds will mail payment for redemptions within seven business days after they receive proper instructions for redemption. However, the Funds will delay payment for a 15 day holding period on redemptions of recent purchases made by check or electronic funds transfer. This allows the Funds to verify that the check will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         HOW TO REDEEM BY TELEPHONE. See "Additional Information" regarding telephone redemptions. Shares may be redeemed, in an amount up to $25,000, by calling the Funds at 1-800-841-2858. Proceeds redeemed by telephone will be mailed to your address, or wired or transmitted by electronic funds transfer to your preauthorized bank account as shown on the records of the Funds. A redemption request in excess of $25,000 must be made in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member of the NASD or other eligible guarantor institution. Any written requests received within 30 days after an address change made by telephone must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 30 days of such a change. A redemption request within that 30 day period must be in writing and signed by each registered holder of the account with signatures guaranteed. Telephone redemptions must be in amounts of $500 or more and may not be made for amounts greater than $25,000.

         In order to arrange for telephone redemptions after your account has been opened or to change the bank account or address designated to receive redemption proceeds, you must send a written request to the Funds. The request must be signed by each registered holder of the account with the signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.

         Payment of the redemption proceeds for Fund shares redeemed by telephone where you request wire payment will normally be made in federal funds on the next business day. Electronically transferred funds will ordinarily arrive at your bank within two to three banking days after transmission. Once funds are transmitted, the time and receipt are not within the Funds' control. To change the designated account, send a written request with the signatures guaranteed to the Funds. The Funds reserve the right to delay payment for a period of up to seven days after receipt of the redemption request. Once the funds are transmitted, the time of receipt and the availability of the funds are not within the Funds' control. There is currently a $9 fee for each wire redemption. It will be deducted from your account.

         The Funds reserve the right to refuse a telephone redemption or exchange transaction if it believes it is advisable to do so. Procedures for redeeming or exchanging shares of the Fund by telephone may be modified or terminated by the Funds at any time. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, the Funds have implemented procedures designed reasonably to assure that telephone instructions are genuine. These procedures include: requesting verification of certain personal information; recording telephone transactions; confirming transactions in writing; and restricting transmittal of redemption proceeds to preauthorized designations. Other procedures may be implemented from time-to-time. If these procedures are followed, the Funds and/or the Transfer Agent will not be liable for any loss due to unauthorized or fraudulent transactions.

         You should be aware that during periods of substantial economic or market change, telephone or wire redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, you may also redeem shares by delivering or mailing the redemption request to: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354. If you wish to send the information via overnight delivery, you may send it to: The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio 45202.

         The Funds reserve the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or the Exchange is closed for other than customary weekend and holiday closings; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         ADDITIONAL REDEMPTION INFORMATION. When a purchase is made by check or electronic funds transfer and a redemption or exchange is requested shortly thereafter, the Funds will delay payment of the redemption proceeds or the completion of an exchange for a 15 day holding period. This delay allows the Funds to verify that proceeds used to purchase Fund shares will not be returned due to insufficient funds and is intended to protect the remaining investors from loss.

         Any redemption or transfer of ownership request for corporate accounts will require the following WRITTEN documentation:

     1. A written letter of instruction signed by the required number of authorized officers, along with their respective positions. For redemption requests in excess of $25,000, the written request must be signature guaranteed. A signature guarantee may be obtained from a commercial bank or trust company in the United States, a member firm of the NASD or other guarantor and "Signature

          Guaranteed" must appear with the signature. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

     2. A dated copy of your corporate resolution that states who is empowered to act, transfer or sell assets on behalf of the corporation.

     3. If the corporate resolution is more than 60 days old from the date of the transaction request, a Certificate of Incumbency from the Corporate Secretary which specifically states the officer or officers named in the resolution have the authority to act on the account. The Certificate of Incumbency must be dated within 60 days of the requested transaction. IF THE CORPORATE RESOLUTION CONFERS AUTHORITY ON OFFICERS BY TITLE AND NOT BY NAME, THE CERTIFICATE OF INCUMBENCY MUST NAME THE OFFICER(S) AND THEIR TITLE(S).

         Signature guarantees must be signed by an authorized signatory of the bank, trust company, or member of the firm and "Signature Guaranteed" must appear with the signature.

         When redeeming shares from the Money Market Fund, if you redeem less than all of the balance of your account, your redemption proceeds will exclude accrued and unpaid income through the date of the redemption. When redeeming your entire balance from the Money Market Fund, accrued income will be paid separately when the income is collected and paid from the Money Market Fund, typically at the end of the month.

         The Funds reserve the right to suspend or postpone redemptions during any period when: trading on the Exchange is restricted, as determined by the SEC, or that the Exchange is closed for other than customary weekend and holiday closings; the SEC has by order permitted such suspension; or an emergency, as determined by the SEC, exists making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         Due to the relatively high cost of maintaining small accounts, if your account balance falls below the $25,000 minimum, except for IRA and retirement plan accounts, as a result of a redemption or exchange or if you discontinue the Automatic Investment Plan before your account balance reaches the required minimum, you will be given a 60-day notice to reestablish the minimum balance or activate an Automatic Investment Plan. If this requirement is not met, your account may be closed and the proceeds sent to you. If your account balance in the Money Market Fund is redeemed, accrued interest will be paid at the end of the following month.

         SYSTEMATIC  WITHDRAWAL  PLAN.  The Fund offers a Systematic  Withdrawal
Plan which allows you to designate that a fixed amount (limited to those shareholders with a balance of $100,000 or greater upon commencement of participation in the Plan) be distributed to you at regular intervals. The required redemption ($500 minimum per transaction) takes place on the last business day of the month, but if the day you designate falls on a Saturday, Sunday or legal holiday, the distribution will be made on the prior business day. Any changes made to distribution information must be made in writing and signed by each registered holder of the account with signatures guaranteed by a commercial bank or trust company in the United States, a member firm of the NASD or other eligible guarantor institution. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

         The Systematic Withdrawal Plan may be terminated by you at any time without charge or penalty, and the Funds reserve the right to terminate or modify the Systematic Withdrawal Plan upon 60-days' written notice. Withdrawals involve redemption of Fund shares and may result in a gain or loss for federal income tax purposes. An application for participation in the Systematic Withdrawal Plan may be obtained from the Fund by calling 1-800-841-2858.

DIVIDENDS AND DISTRIBUTIONS

         The Funds intend to pay dividends from net investment income, if any, annually and distribute substantially all net realized capital gains, if any, at least annually. The Funds may make additional distributions if necessary to avoid imposition of a 4% excise tax imposed on net income or other tax on undistributed income and gains. You may elect to reinvest all income dividends and capital gains distributions in shares of a Fund or in cash as designated on the Purchase Application. You may change your election at any time by sending written notification to the Funds. The election is effective for distributions with a dividend record date on or after the date that the Funds receive notice of the election. If you do not specify an election, all income dividends and capital gains distributions will automatically be reinvested in full and fractional shares of the relevant Fund. Shares will be purchased at the net asset value in effect on the business day after the dividend record date and will be credited to your account on such date. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. Dividends and capital gains distributions, if any, will reduce the net asset value of the Funds by the amount of the dividend or capital gains distribution, so that a purchase of Fund shares shortly before the record date for a distribution may result in the receipt of taxable income that, in essence, represents a return of capital.

SHAREHOLDER REPORTS AND INFORMATION

         The Funds will provide the following statements and reports to keep you current regarding the status of your investment account:

         CONFIRMATION STATEMENTS. Except for Automatic Investment Plan transactions, after each transaction that affects the account balance or account registration, you will receive a confirmation statement. Participants in the Automatic Investment Plan will receive quarterly confirmations of all automatic transactions.

         ACCOUNT STATEMENTS. All shareholders will receive quarterly account statements.

         FINANCIAL REPORTS. Financial reports are provided to shareholders at least semi-annually. Annual reports will include audited financial statements. To reduce Fund expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

         If you need information on your account with the Funds or if you wish to submit any applications, redemption requests, inquiries or notifications, you should contact: The Purisima Funds, P.O. Box 5354, Cincinnati, Ohio 45201-5354 or call 1-800-841-2858. If you wish to send the information via overnight delivery, you may send it to: The Purisima Funds, 312 Walnut Street, 21st Floor, Cincinnati, Ohio, 45202.

RETIREMENT PLANS

         The Funds have a program under which you may establish an Individual Retirement Account ("IRA") with the Funds and into which you may roll over funds from an existing IRA. You may obtain additional information regarding establishing such an account by calling the Fund at 1-800-841-2858.

         The Funds may be used as investment vehicles for established defined contribution plans, including 401(k), profit-sharing, money purchase pension plans ("Retirement Plans") and Keogh, SEP IRA's. For details concerning Retirement Plans, please call 1-800-841-2858.

TAXES

         The Funds have elected (and the newer Funds intend to elect) and intend to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income and net capital gain that is distributed to shareholders. If in any taxable year a Fund does not qualify as a regulated investment company, all its taxable income will be taxable to the Fund at corporate rates and all its distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits.

         In years in which a Fund qualifies as a regulated investment company, dividends from the Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are generally taxable to its shareholders as ordinary income. Distributions of the Fund's net capital gain, when designated as such, are taxable to its shareholders as capital gain (with the capital gains tax rate generally dependent on the Fund's holding period), regardless of how long they have held their Fund shares and whether such distributions are paid in cash or reinvested in additional Fund shares. The Funds provide federal tax information to their shareholders annually, including information about dividends and other distributions paid during the preceding year.

         The Funds will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if you fail to complete the certification section included as part of the Purchase Application.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for further discussion. There may be other federal income tax considerations and state or local tax considerations applicable to you as an investor. You therefore are urged to consult your tax adviser regarding any tax-related issues.

CAPITAL STRUCTURE

         The Trust is a business trust established under Delaware law. The Trust was established under a Certificate of Trust dated as of June 25, 1996. The Trust's shares of beneficial interest have a par value of $0.01 per share. Shares of the Trust may be issued in one or more series or "funds" and each fund may have more than one class of shares. The Funds are currently authorized to issue a single class of shares. The Funds' shares may be issued in an unlimited number by the trustees of the Trust.

         Shares issued by the Funds have no preemptive, conversion or subscription rights. Each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share is entitled to a proportionate fractional vote. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (E.G., approval of the Investment Management Agreement). The Funds and all future series of the Trust will vote as a single class on matters affecting all series of the Trust (E.G., election or removal of trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of trustees can, if they so choose, elect all of the trustees of the Trust. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by trustees at their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing trustees. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of trustees pursuant to the provisions of Section 16(c) of the 1940 Act.

TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN AND INDEPENDENT ACCOUNTANTS

         Countrywide  Fund  Services,   Inc.  312  Walnut  Street,  21st  Floor,
Cincinnati, Ohio, 45202, has been retained to act as the Funds' Transfer and Dividend Disbursing Agent. UMB Bank, n.a., which has its principal address at 928 Grand Avenue, Kansas City, Missouri 64141, has been retained to act as
Custodian of the Funds' investments. Neither the Transfer and Dividend Disbursing Agent nor the Custodian has any part in deciding the Funds' investment policies or which securities are to be purchased or sold for the Funds' portfolios. PricewaterhouseCoopers LLP has been selected to serve as independent accountants of the Trust for the fiscal year ending August 31, 1999.

FUND PERFORMANCE

         From time-to-time, the Funds may advertise their "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. An investor's principal in the Funds and the Funds' returns are not guaranteed and will fluctuate according to market conditions. When considering "average" total return figures for periods longer than one year, you should note that the Funds' annual total return for any one year in the period might have been greater or less than the average for the entire period. The Funds also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Funds for a specific period (again reflecting changes in the Funds' share price and assuming reinvestment of dividends and distributions).

         The Funds may quote their average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Funds may also compare their performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the Funds' total returns may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money, and Forbes as well as in publications of a local or regional nature, may be used in comparing the Funds' performance.

         The Funds' total returns may also be compared to such indices as the Dow Jones Industrial Average, Standard & Poor's 500 Composite Index, NASDAQ Composite OTC Index or NASDAQ Industrials Index, Consumer Price Index, Russell 2000 Index, Salomon Brothers High Grade Bond Index and the Morgan Stanley Europe, Australia, Far East Index. Further information on performance measurement may be found in the Statement of Additional Information.

         Performance quotations of the Funds represent the Funds' past performance and should not be considered as representative of future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The methods used to compute the Funds' total return and yield are described in more detail in the Statement of Additional Information.

For Fund information, prices, literature, account balances and other information about your Purisima Funds account, call 1-800- 841-2858.

THE PURISIMA FUNDS
P.O. Box 5354
Cincinnati, Ohio 45201-5354

      As filed with the Securities and Exchange Commission on May 3, 1999
                                                      Registration No. 333-09153
                                                              File No. 811-07737
================================================================================










                                     Part B

                              COMBINED STATEMENT OF
                             ADDITIONAL INFORMATION
                           INCORPORATED BY REFERENCE -
         FILE WITH POST-EFFECTIVE AMENDMENT NO. 6 ON SEPTEMBER 29, 1998

                               THE PURISIMA FUNDS

                         The Purisima Total Return Fund
                         The Purisima Pure American Fund
                         The Purisima Pure Foreign Fund















================================================================================

      As filed with the Securities and Exchange Commission on May 3, 1999
                                                      Registration No. 333-09153
                                                              File No. 811-07737
================================================================================










                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                               THE PURISIMA FUNDS


















================================================================================

                               THE PURISIMA FUNDS

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)      Financial  Statements  included  as a part of this  Registrant
                  Statement

                  1.       Included  in Part A of this  Registration  Statement:
                           Financial Highlights for the period October 28, 1996 (Inception) to August 31, 1998.

                  2        Included  in Part B of this  Registration  Statement:
                           Schedule of Investments as of August 31, 1998; Statement of Assets and Liabilities as of August 31, 1998; Statement of Changes in Net Assets for the period October 28, 1996 (Inception) to August 31, 1998; Statement of Operations for the period October 28, 1996 (Inception) to August 31, 1998; Financial Highlights for the period October 28, 1996 (Inception) to August 31, 1998; related notes; and the Report of Independent Accountants for The Purisima Total Return Fund (the "Fund") dated September 29, 1998 are incorporated by reference to the Annual Report to Shareholders of the Fund for the period October 28, 1996 (Inception) to August 31, 1998.

         (b)      Exhibits

                  1.1 Certificate of Trust (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  1.2      Registrant's   Agreement  and  Declaration  of  Trust
                           (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  2. Registrant's By-Laws (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  3.       None.

                  4.       None.

                  5.1      Investment   Management   Agreement  by  and  between
                           Registrant on behalf of the Fund and Fisher Investments, Inc. (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  5.2 Form of Comprehensive Management Agreement by and between Registrant on behalf of the Fund and Fisher Investments, Inc. (filed with Fund's Post Effective Amendment No. 6 on September 29, 1998)

                  6 Distribution Agreement by and between Registrant and Sunstone Financial Group, Inc. (filed with the Fund's Pre-Effective Amendment No. 1 on November 5, 1996)

                  6.1 Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC (filed with the Fund's Post Effective Amendment No. 1 on April 28,
                           1997)

                  6.2 Distribution Agreement by and between Registrant and First Fund Distributors, Inc. - filed with the Fund's Post Effective Amendment No. 3 November 14, 1997

                  7.       None.

                  8. Custodian Agreement by and between Registrant and UMB Bank, N.A. (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc. (filed with the Fund's Post Effective Amendment No. 1 on April 28, 1997)

                  9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC (filed with the Fund's Post Effective Amendment No. 1 on April 28,
                           1997)

                  9.3 Administration Agreement by and between Registrant and Investment Company Administration Corporation (filed with the Fund's Post Effective Amendment No. 3 on November 14, 1997)

                  9.4 Transfer Agency Agreement by and between Registrant and Countrywide Fund Services, Inc. (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  9.5 Fund Accounting Agreement by and between Registrant and Countrywide Fund Services, Inc. (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  10.1 Legal Opinion of Heller Ehrman White & McAuliffe, former counsel for Registrant (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  10.2 Legal Opinion of Paul, Hastings, Janofsky & Walker LLP (filed with the Fund's Post Effective Amendment No. 6 on September 29, 1998)

                  11.      Consent of Independent Accountants (filed herewith)

                  12.      None.

                  13.1 Subscription Agreement (filed with the Fund's initial registration statement on Form N- 1A dated April 28,
                           1997)

                  13.2 Organizational Expense Agreement (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  13.3 Individual Retirement Custodial Account Agreement and Disclosure Statement (filed with the Fund's initial registration statement on Form N-1A dated April 28,
                           1996)

                  14 Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (filed with the Fund's initial registration statement on Form N-1A dated April 28, 1996)

                  15 Computation of Performance Figures (filed with the Fund's Post Effective Amendment No. 3 on November 14,
                           1997)

                  16       Financial Data Schedules (filed herewith)

                  17       Power  of  Attorney   (filed  with  the  Fund's  Post
                           Effective Amendment No. 6 on September 29, 1998)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Registrant neither controls any person nor is under common control with any other person.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

                                                    Number of Record
                  Title of Class                    Holders as of April 29, 1999
                  --------------                    ----------------------------

                  Purisima Total Return Fund        713
                  $0.01 Par Value

                  Purisima Pure American Fund       24

                  Purisima Pure Foreign Fund        6

ITEM 27. INDEMNIFICATION.

Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or cancelled:

                                   ARTICLE VI
                      INDEMNIFICATION OF TRUSTEES OFFICERS
                           EMPLOYEES AND OTHER AGENTS

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

         (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b) a written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

          (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

          (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Fisher Investments, Inc., Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Set forth below is additional biograhpical information and a description of any company with which the officers and directors of Fisher Investments, Inc. have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee:

Kenneth L. Fisher is the Chief Executive Officer of Fisher Investments, Inc. and Chairman of its Investment Policy Committee. Mr. Fisher makes investment policy and tactical investment decisions. Since July 1984, Mr. Fisher has written a monthly column for Forbes magazine. Mr. Fisher has operated the Adviser (including its predecessor) since 1979.

Jeffrey L. Silk is the Director of Operations, Senior Vice President and member of the Investment Policy Committee of Fisher Investments, Inc. He is responsible for overseeing the day to day activities of the trading and operations group as well as development of statistical databases used for screening equity and fixed income securities. He has been employed by the Adviser since 1983.

Sherrilyn A. Fisher is Senior Vice President and Corporate Secretary of the Adviser. Her chief responsibilities are the overview of all activities involving maintenance of the office and its facilities. Ms. Fisher has been employed by the Adviser since 1984.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) First Fund Distributors, Inc. currently serves as distributor of the shares of:

                  Advisors Series Trust
                           Al Frank Fund (The)
                           American Trust Allegiance Fund
                           Avatar Advantage Balanced Fund (The)
                           Avatar Advantage
                           Equity  Allocation Fund (The)
                           Avatar  Advantage Int'l
                           Equity  Allocation Fund (The)
                           Chase Growth Fund
                           Edgar Lomax Value Fund
                           Information Tech 100 Mutual Fund
                           Kaminski Poland Fund
                           Rockhaven Fund
                           Rockhaven Premier Dividend Fund
                           Van Deventer & Hoch American Value Fund
                  RNC Mutual Fund Group, Inc.
                  PIC Investment Trust
                  Professionally Managed Portfolios
                           Academy Value Fund
                           Avondale Total Return Fund
                           Brandes Investment Funds
                           Boston Balanced Fund
                           Osterweis Fund
                           Perkins Discovery Fund
                           Perkins Opportunity Fund
                           ProConscience Women's Equity Mutual Fund
                           Trent Equity Fund
                           Leonetti Balanced Fund
                           Lighthouse Contrarian Fund
                           U.S. Global Leaders Growth Fund
                           Harris Bretall Sullivan & Smith Growth Equity Fund Pzena Focused Value Fund
                           Titan Financial Services Fund
                           PGP Korea Growth Fund
                           PGP Asia Growth Fund

                  Guinness Flight Investment Funds
                  Jurika & Voyles Fund Group
                  Masters Select Investment Trust
                  Kayne Anderson Mutual Funds
                  O'Shaughnessy Funds, Inc.
                  Fleming Capital Mutual Fund Group, Inc.
                  Fremont Mutual Funds, Inc.
                  Rainier Investment Management Mutual Funds
                  The Purisima Funds
                  UBS Private Investor Funds

         (b.) The officers of First Fund Distributors, Inc. are:

                  Robert H. Wadsworth          President and Treasurer
                  Eric Banhazl                 Vice President
                  Steven J. Paggioli           Vice President and Secretary

Each officer's business address with the Distributor is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by relating to its functions as custodian and (2) records held and maintained by Sunstone Financial Group, Inc. and Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, fund accountant and transfer agent up to August 31, 1997. Subsequent to August 31, 1997, Investment Company Administration Corporation replaced Sunstone Financial Group, Inc. as administrator and Countrywide Fund Services, Inc. as fund accountant and transfer agent. The address for Investment Administration Corporation is 2020 E. Financial Way, Suite 100, Glendora, CA 91741.

ITEM 31. MANAGEMENT SERVICES.

All  management-related   service  contracts  entered  into  by  Registrant  are
discussed in Parts A and B of this Registration Statement.

ITEM 32. UNDERTAKINGS.

         (a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodside, State of California, on the 22nd day of April, 1999.

                                    THE PURISIMA FUNDS
                                    (Registrant)


                                    By:  /s/ KENNETH L. FISHER
                                    --------------------------------------------
                                    Kenneth L. Fisher
                                    President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.

NAME                                TITLE                             DATE
----                                -----                             ----

 /s/ Kenneth L. Fisher          President; Trustee (principal     April 22, 1999
-----------------------------   executive officer; principal
     Kenneth L. Fisher          financial and accounting
                                officer)


 /s/ Bryan F. Morse*            Trustee                           April 22, 1999
-----------------------------
     Bryan F. Morse


 /s/ Grover T. Wickersham*      Trustee                           April 22, 1999
-----------------------------
     Grover T. Wickersham


 /s/ Pierson E. Clair, III*     Trustee                           April 22, 1999
-----------------------------
     Pierson E. Clair, III


*By:  /s/ Kenneth L. Fisher
-----------------------------
 Kenneth L. Fisher, Attorney-In-Fact
 Pursuant to Power of Attorney as filed with
 post-effective amendment No. 5